UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 93.7%
FHLMC - 5.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$525,707	7.368% due 2/1/32 (a)(b)	$534,464
3,231,888	6.787% due 4/1/32 (a)(b)	3,274,422
1,159,907	5.715% due 5/1/32 (a)(b)	1,190,239
6,644,865	6.320% due 4/1/34 (a)(b)	6,766,083
6,000,000	6.500% due 4/12/37 (c)(d)	6,120,000
	Gold:
3,682,372	7.000% due 11/1/15-7/1/32 (b)	3,819,955
2,279,187	6.500% due 1/1/16-6/1/16 (b)	2,336,800
2,349,172	6.000% due 3/1/17-12/1/28 (b)	2,391,964
13,854,908	5.500% due 7/1/21 (b)	13,888,518
1,040,908	6.000% due 9/1/28-1/1/32	1,056,264
751,281	6.500% due 5/1/31-1/1/32	773,759
9,040,630	5.000% due 9/1/33 (b)	8,763,037

	TOTAL FHLMC	50,915,505

FNMA - 73.8%
	Federal National Mortgage Association (FNMA):
28,134,123	5.500% due 5/1/16-3/1/37	27,907,874
891,190	6.500% due 7/1/16-7/1/32	916,913
39,871,548	5.000% due 2/1/18-3/1/34 (b)	38,694,086
8,066,457	4.500% due 8/1/18 (b)	7,833,192
14,494,920	5.000% due 12/1/18-12/1/20 (a)(b)	14,307,432
238,700,000	5.000% due 4/17/22-5/14/37 (c)(d)	230,953,875
59,750,000	5.500% due 4/17/22 (c)(d)	59,899,375
859,340	7.000% due 4/1/26-1/1/28 (b)	895,660
2,098,946	7.500% due 8/1/28-4/1/32	2,196,956
3,129,481	7.000% due 8/1/29-6/1/32	3,262,628
4,019,674	6.000% due 3/1/31-7/1/32	4,072,219
521,455	5.499% due 6/1/32 (a)	537,041
16,233,154	6.500% due 7/1/32-2/1/36 (b)	16,599,289
149,076,008	6.000% due 8/1/34-9/1/36 (b)	150,274,841
157,458,569	5.500% due 4/1/36-3/1/37 (b)	156,007,802

	TOTAL FNMA	714,359,183

GNMA - 14.6%
	Government National Mortgage Association (GNMA):
4,084,437	7.000% due 2/15/28-9/15/31	4,273,791
739,055	7.500% due 4/15/29-9/15/31	771,868
3,456,160	6.500% due 10/15/31-10/15/32	3,556,692
30,770	7.500% due 10/15/31 (b)	32,132
38,928	7.000% due 11/15/31 (b)	40,719
76,553,065	6.500% due 1/15/32-9/20/36 (b)	78,447,711
3,519,735	6.000% due 11/15/32 (b)	3,575,604
28,613,650	5.000% due 5/15/33-9/15/33 (b)	27,898,167
7,580,000	5.000% due 4/19/37 (c)(d)	7,376,288
14,000,000	6.000% due 4/19/37 (c)(d)	14,183,750
1,000,000	6.500% due 4/19/37 (c)(d)	1,025,938

	TOTAL GNMA	141,182,660

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $902,890,275)	906,457,348

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES - 7.6%
Credit Card - 0.5%
$5,288,870	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class A1, 5.490% due 9/15/18 (a)(b)(e)	$5,297,227

Home Equity - 7.1%
262,031	Aames Mortgage Investment Trust, Series 2005-03, Class A1, 5.470% due 8/25/35 (a)(b)(e)	261,990
	ACE Securities Corp.:
1,451,111	Series 2004-OP1, Class M1, 5.840% due 4/25/34 (a)(b)	1,452,012
839,027	Series 2005-SD3, Class A, 5.720% due 8/25/45 (a)(b)	839,377
2,992,574	Series 2006-SD1, Class A1B, 5.670% due 2/25/36 (a)(b)	2,995,972
1,783,015	Series 2006-SL2, Class A, 5.490% due 1/25/36 (a)(b)	1,784,123
2,214,205	Ameriquest Mortgage Securities Inc., Series 2004-R7, Class A6, 5.690% due 8/25/34 (a)(b)	2,219,931
633,368	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (a)(b)	633,657
3,138,804	Asset Backed Funding Certificates, Series 2005-WF1, Class A2B, 5.500% due 1/25/35 (a)(b)	3,142,358
2,548,823	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A4, 5.590% due 4/28/36 (a)(b)	2,547,798
150,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (a)(b)	150,490
	Countrywide Asset-Backed Certificates:
1,653,285	Series 2005-04, Class 3AV2, 5.530% due 10/25/35 (a)(b)	1,655,131
580,078	Series 2005-17, Class-1AF1, 5.520% due 12/25/36 (a)(b)	580,474
3,061,160	Series 2006-SD3, Class A1, 5.650% due 7/25/36 (a)(b)(e)	3,056,947
	Countrywide Home Equity Loan Trust:
1,283,228	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(b)	1,286,542
6,388,847	Series 2004-R, Class 2A, 5.570% due 3/15/30 (a)(b)	6,408,201
1,386,734	Series 2006-D, Class 2A, 5.520% due 9/15/31 (a)(b)	1,386,759
4,531,469	Series 2006-RES, Class 4F1B, 5.580% due 5/15/34 (a)(b)(e)	4,534,282
352,708	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32 (b)	349,586
4,366,593	EMC Mortgage Loan Trust, Series 2006-A, Class A1, 5.770% due 12/25/42 (a)(b)(e)	4,366,571
375,267	GSAMP Trust, Series 2003-SEA, Class A1, 5.720% due 2/25/33 (a)(b)	377,029
1,514,492	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-C, Class 1A1, 5.630% due 3/25/35 (a)(b)	1,515,995
175,445	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (a)(b)	175,560
	Lehman XS Trust:
479,354	Series 2006-GP2, Class 1A1A, 5.390% due 6/25/46 (a)(b)	479,277
3,230,270	Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (a)(b)	3,229,591
100,000	New Century Home Equity Loan Trust, Series 2003-B, Class M2, 6.970% due 9/25/33 (a)(b)	100,850
1,642,515	Novastar Home Equity Loan, Series 2003-02, Class A2, 5.660% due 9/25/33 (a)(b)	1,645,023
	RAAC:
288,877	Series 2006-RP2, Class A, 5.570% due 2/25/37 (a)(b)(e)	288,735
4,500,145	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(e)	4,490,301
1,421,151	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 5.820% due 12/25/33 (a)(b)	1,430,119
	SACO I Trust:
1,582,042	Series 2006-4, Class A1, 5.490% due 3/25/36 (a)(b)	1,582,890
2,457,811	Series 2006-6, Class A, 5.450% due 6/25/36 (a)(b)	2,458,254
141,113	Series 2006-7, Class A1, 5.450% due 7/25/36 (a)(b)	141,134
685,978	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 5.660% due 1/25/33 (a)(b)	686,597

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 7.1% (continued)
$1,445,227	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(e)	$1,445,904
	Truman Capital Mortgage Loan Trust:
572,257	Series 2005-01, Class A, 5.750% due 3/25/35 (a)(b)(e)	572,257
8,106,041	Series 2006-01, Class A, 5.580% due 3/25/36 (a)(b)(e)	8,106,041

	Total Home Equity	68,377,758

	TOTAL ASSET-BACKED SECURITIES (Cost - $73,678,126)	73,674,985

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.8%
14,435,042	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.075% due 7/25/35 (a)(b)	14,432,808
3,131,605	American Home Mortgage Assets, Series 2006-3, Class 3A12, 5.510% due 1/25/36 (a)(b)	3,141,257
393,826	American Home Mortgage Investment Trust, Series 2006-02, Class 1A1, 5.400% due 6/25/46 (a)(b)	393,705
	Banc of America Funding Corp.:
4,729,529	Series 2005-H, Class 1A1, 5.043% due 11/20/35 (a)(b)	4,759,995
3,129,685	Series 2006-G, Class 2A2, 5.400% due 7/20/36 (a)(b)	3,127,127
1,108,761	Bear Stearns Alternate-A Trust, Series 2004-10, Class 1A1, 5.660% due 9/25/34 (a)(b)	1,111,061
1,799,345	CBA Commercial Small Balance Commercial Mortgage, Series 2006-1A, Class A, 5.570% due 6/25/38 (a)(b)(e)	1,799,345
	Countrywide Alternative Loan Trust:
591,830	Series 2005-17, Class 1A1, 5.580% due 7/25/35 (a)(b)	592,975
229,124	Series 2005-24, Class 1A1, 6.293% due 7/20/35 (a)(b)	229,677
6,568,246	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	6,576,865
998,236	Series 2005-44, Class 1A1, 5.650% due 10/25/35 (a)(b)	1,000,997
214,590	Series 2005-59, Class 1A1, 5.680% due 11/20/35 (a)(b)	215,483
214,590	Series 2005-59, Class 1A2A, 5.730% due 11/20/35 (a)(b)	215,842
174,213	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(b)	174,540
1,369,399	Series 2005-IM1, Class A1, 5.620% due 11/25/35 (a)(b)	1,374,210
529,264	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	528,994
	Countrywide Home Loan:
3,312,658	Series 2003-J10, Class 1A2, 5.250% due 11/25/33 (b)	3,293,120
1,670,150	Series 2005-R3, Class AF, 5.720% due 9/25/35 (a)(b)(e)	1,680,971
	Mortgage Pass-Through Trust:
612,555	Series 2005-9, Class 1A1, 5.620% due 5/25/35 (a)(b)	615,657
855,062	Whole Loan, Series 2003-HYB1, Class 1A1, 3.724% due 3/25/33 (a)(b)	853,220
1,133,115	CS First Boston Mortgage Securities Corp., Whole Loan, Series 2002-10, Class 2A1, 7.500% due 5/25/32 (b)	1,139,665
	Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass Through Securities:
3,445,158	Series T-51, Class 1A, 6.500% due 9/25/43 (b)	3,516,582
275,995	Series T-56, Class A3B, 4.406% due 8/25/39 (b)	274,882
	Federal National Mortgage Association (FNMA):
1,378,924	Grantor Trust, Series 2002-T12, Class A5, 6.050% due 10/25/41 (a)(b)	1,414,840
	Whole Loan:
	Series 2003-W12:
5,225,150	Class 1A6, 4.500% due 6/25/43 (b)	5,193,541
8,371,371	Class 2A4, 3.350% due 6/25/43 (b)	8,269,999
1,907,083	Series 2003-W14, Class 2A, 5.957% due 1/25/43 (a)(b)	1,966,481
1,119,063	Series 2003-W19, Class 2A, 5.921% due 6/25/33 (a)(b)	1,148,236
2,802,045	Series 2004-W1, Class 3A, 5.919% due 1/25/43 (a)(b)	2,838,260
2,011,499	GSAMP Trust, Series 2004-AR1, Class A2B, 5.920% due 6/25/34 (a)(b)	2,012,751

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.8% (continued)
$3,332,063	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 5.670% due 1/25/35 (a)(b)(e)	$3,346,339
770,521	Harborview Mortgage Loan Trust, Series 2006-07, Class 2A1A, 5.520% due 10/19/37 (a)(b)	771,269
	IMPAC CMB Trust:
872,549	Series 2004-6, Class 1A2, 5.710% due 10/25/34 (a)(b)	873,865
2,438,587	Series 2004-7, Class 1A1, 5.690% due 11/25/34 (a)(b)	2,442,151
2,121,884	Series 2004-10, Class 3A1, 5.670% due 3/25/35 (a)(b)	2,125,738
	IMPAC Secured Assets Corp.:
689,739	Series 2004-3, Class 1A4, 5.720% due 11/25/34 (a)(b)	691,534
344,339	Series 2005-2, Class A1, 5.640% due 3/25/36 (a)(b)	345,673
	Indymac Index Mortgage Loan Trust:
1,433,963	Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (a)(b)	1,435,307
1,888,022	Series 2005-AR21, Class 4A1, 5.403% due 10/25/35 (a)(b)	1,886,697
1,267,455	Lehman XS Trust, Series 2005-5N, Class 3A1A, 5.620% due 11/25/35 (a)	1,268,993
1,839,781	Long Beach Mortgage Loan Trust, Series 2001-03, Class M1, 6.145% due 9/25/31 (a)(b)	1,849,540
283,523	MASTR Adjustable Rate Mortgage Trust, Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (a)(b)	284,250
	Morgan Stanley Mortgage Loan Trust:
1,861,642	Series 2004-6AR, Class 2A1, 4.087% due 8/25/34 (a)(b)	1,880,393
1,174,876	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)(b)	1,175,783
442,088	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(b)	442,634
322,121	Opteum Mortgage Acceptance Corp., Series 2005-04, Class 1A1A, 5.490% due 11/25/35 (a)(b)	322,411
1,643,891	Prime Mortgage Trust, Series 2006-CL1, Class A1, 5.820% due 2/25/35 (a)(b)	1,649,577
294,880	Puma Finance Ltd., Series S1, Class A, 5.560% due 8/9/35 (a)(b)(e)	295,027
683,177	Residential Asset Mortgage Products Inc., Series 2003-RP2, Class A1, 5.774% due 7/25/41 (b)	684,885
	Structured Adjustable Rate Mortgage Loan Trust:
4,769,089	Series 2004-10, Class 3A2, 5.343% due 8/25/34 (a)(b)	4,782,010
362,370	Series 2004-17, Class A1, 6.177% due 11/25/34 (a)(b)	364,623
1,046,736	Series 2005-2, Class A2, 5.570% due 2/25/35 (a)(b)	1,047,881
695,598	Series 2005-5, Class A3, 5.550% due 5/25/35 (a)(b)	696,245
8,659,453	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A3, 5.510% due 12/25/35 (a)(b)	8,678,894
	Thornburg Mortgage Securities Trust:
165,474	Series 2004-1, Class I2A, 5.770% due 3/25/44 (a)(b)	165,615
3,621,928	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)(b)	3,624,274
1,296,180	Series 2006-01, Class A3, 5.490% due 1/25/36 (a)(b)	1,295,411
	Series 2006-03:
2,327,159	Class A2, 5.425% due 6/25/36 (a)(b)	2,325,040
2,294,519	Class A3, 5.430% due 6/25/09 (a)(b)	2,291,915
	Washington Mutual Inc.:
4,079,182	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)(b)	4,092,658
283,767	Series 2005-AR13, Class A1A1, 5.610% due 10/25/45 (a)(b)	284,350
4,482,145	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(b)	4,497,735
2,741,209	Series 2006-AR11, Class 2A, 5.892% due 9/25/46 (a)(b)	2,751,060
	Washington Mutual Mortgage Pass-Through Certificates:
2,685,254	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33 (b)	2,678,095
3,822,466	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)(b)	3,809,358
2,023,974	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(b)	2,023,186

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $143,407,582)	143,073,502

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Agency - 0.5%
$4,210,000	Federal National Mortgage Association (FNMA), 4.875% due 1/11/08 (b)	$4,201,871

U.S. Government Obligations - 0.1%
	U.S. Treasury Notes:
300,000	4.000% due 4/15/10 (b)	295,500
1,000,000	4.125% due 8/15/10 (b)	987,735

	Total U.S. Government Obligations	1,283,235

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,484,195)	5,485,106

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,125,460,178)	1,128,690,941

SHORT-TERM INVESTMENTS - 16.3%
U.S. Government Obligations - 2.0%
19,916,000	U.S. Treasury Bills, 5.036%-5.109% due 4/19/07 (b)(f)(g) (Cost - $19,869,117)	19,869,117

U.S. Government Agencies - 0.1%
550,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.099%-5.192% due 6/25/07 (f)(g) (Cost - $543,563)	543,474

Repurchase Agreements - 14.2%
90,000,000	Interest in $400,000,000 joint tri-party repurchase agreement dated 3/30/07 with Morgan Stanley, 5.300% due 4/2/07; Proceeds at maturity - $90,039,750; (Fully collateralized by various U.S. government agency obligations, 3.375% to 5.760% due 9/14/07 to 12/23/24; Market value - $91,800,338) (b)	90,000,000
47,365,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $47,385,920; (Fully collateralized by various U.S. government agency obligations, 5.000% to 7.250% due 9/16/08 to 1/15/10; Market value - $48,312,876) (b)	47,365,000

	Total Repurchase Agreements (Cost - $137,365,000)	137,365,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $157,777,680)	157,777,591

	TOTAL INVESTMENTS - 133.0% (Cost - $1,283,237,858#)	1,286,468,532
	Liabilities in Excess of Other Assets - (33.0)%	(318,913,144)

	TOTAL NET ASSETS - 100.0%	$967,555,388

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MASTR    — Mortgage Asset Securitization Transactions Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of the close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”), The Trust, a Maryland business trust, is registered under, the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices based on market quotations for those securities, or if no quotations are available, then for securities of similar type, yield and maturity. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,238,480
Gross unrealized depreciation	(3,007,806)

Net unrealized appreciation	$3,230,674

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	1,084	9/07	$256,944,648	$257,246,750	$302,102
U.S. 2-Year Treasury Notes	157	6/07	32,067,676	32,167,829	100,153
U.S. 5-Year Treasury Notes	1,299	6/07	137,063,183	137,430,141	366,958
U.S. Treasury Bond	142	6/07	16,072,710	15,797,500	(275,210)

					494,003
Contracts to Sell:
U.S. 10-Year Treasury Notes	639	6/07	$69,396,821	$69,091,875	$304,946

Net Unrealized Gain on Open Futures Contracts					$798,949

At March 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $366,655,099.

At March 31, 2007, the Fund held TBA securities with a total cost of $317,841,370.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M Guggino
Chief Financial Officer

Date: May 29, 2007